Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 29, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares of the

Goldman Sachs Strategic Growth Fund
(the "Fund")

Supplement dated January 8, 2021 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (the "SAI"),
each dated April 29, 2020, as supplemented to date

At a special meeting of the shareholders of the Goldman Sachs Variable Insurance Trust held on January 8, 2021, the Fund's shareholders approved a proposal to change the Fund's sub-classification under the Investment Company Act of 1940, as amended, from "diversified" to "non-diversified" and eliminated the related fundamental investment restriction.

Accordingly, effective immediately, the Fund is "non-diversified" and may invest a greater portion of its assets in one or more issuers or in fewer issuers than "diversified" mutual funds.

As a "non-diversified" fund, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Goldman Sachs Strategic Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares of the

Goldman Sachs Strategic Growth Fund
(the "Fund")

Supplement dated January 8, 2021 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (the "SAI"),
each dated April 29, 2020, as supplemented to date

At a special meeting of the shareholders of the Goldman Sachs Variable Insurance Trust held on January 8, 2021, the Fund's shareholders approved a proposal to change the Fund's sub-classification under the Investment Company Act of 1940, as amended, from "diversified" to "non-diversified" and eliminated the related fundamental investment restriction.

Accordingly, effective immediately, the Fund is "non-diversified" and may invest a greater portion of its assets in one or more issuers or in fewer issuers than "diversified" mutual funds.

As a "non-diversified" fund, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.